Significant Accounting Policies (Details) - Schedule of Useful Life of Intangible Assets	12 Months Ended
Dec. 31, 2023
Patents [Member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life of intangible assets	10 years
Order backlog [Member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life of intangible assets	1 year
Bottom of range [Member] | Customer relations [Member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life of intangible assets	3 years 6 months
Bottom of range [Member] | Technology [Member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life of intangible assets	2 years
Top of range [Member] | Customer relations [Member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life of intangible assets	10 years
Top of range [Member] | Technology [Member]
Schedule of Useful Life of Intangible Assets [Line Items]
Useful life of intangible assets	4 years